Stock Based Compensation - Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions (Details) - $ / shares		6 Months Ended		12 Months Ended
	Apr. 08, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Assumptions Used to Estimate Fair Value [Line Items]
Dividend yield		0.00%	0.00%	0.00%
Expected term		6 years	6 years
Risk-free interest rates	4.43%
Risk-free interest rates, Maximum		4.25%	4.42%
Risk-free interest rates, Minimum		3.86%	4.02%
Expected volatility	124.34%
Expected volatility, Maximum		105.65%	106.86%
Expected volatility, Minimum		102.09%	104.47%
Black-Scholes [Member]
Schedule of Assumptions Used to Estimate Fair Value [Line Items]
Dividend yield				0.00%	0.00%
Expected term				6 years	6 years
Risk-free interest rates, Maximum				4.42%	4.66%
Risk-free interest rates, Minimum				3.93%	3.54%
Expected volatility, Maximum				106.98%	134.87%
Expected volatility, Minimum				104.47%	113.65%
Market-Based Stock Option Grants [Member]
Schedule of Assumptions Used to Estimate Fair Value [Line Items]
Dividend yield
Risk-free interest rates				4.25%
Expected volatility				80.01%
Exercise Price				$ 2
Stock price on date of grant				$ 1.63